Derivatives - Balance Sheet (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Asset derivatives at fair value	[1]	$ 29,889,000	$ 17,716,000
Liability derivatives at fair value	[1]	(17,489,000)	(18,225,000)
Derivatives designated as hedges
Derivative [Line Items]
Net notional exposure		0	0
Derivatives not designated as hedges
Derivative [Line Items]
Asset derivatives at fair value		29,889,000	17,716,000
Liability derivatives at fair value		(17,489,000)	(18,225,000)
Fair value		12,400,000	(509,000)
Derivatives not designated as hedges | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value		13,705,000	8,841,000
Liability derivatives at fair value		(17,336,000)	(6,657,000)
Fair value		(3,631,000)	2,184,000
Net notional exposure		4,277,894,000	3,092,396,000
Derivatives not designated as hedges | Insurance-linked securities
Derivative [Line Items]
Asset derivatives at fair value	[2]	6,657,000	5,663,000
Liability derivatives at fair value	[2]	0	0
Fair value	[2]	6,657,000	5,663,000
Net notional exposure	[2]	16,937,000	15,200,000
Derivatives not designated as hedges | Total return swaps
Derivative [Line Items]
Asset derivatives at fair value			153,000
Liability derivatives at fair value			(1,079,000)
Fair value			(926,000)
Net notional exposure			31,519,000
Derivatives not designated as hedges | Interest rate swaps
Derivative [Line Items]
Asset derivatives at fair value	[3]	258,000	0
Liability derivatives at fair value	[3]	(153,000)	(10,489,000)
Fair value	[3]	105,000	(10,489,000)
Net notional exposure	[3]	0	0
Derivatives not designated as hedges | TBAs
Derivative [Line Items]
Asset derivatives at fair value		578,000
Liability derivatives at fair value		0
Fair value		578,000
Net notional exposure		0
Derivatives not designated as hedges | Other Investments
Derivative [Line Items]
Asset derivatives at fair value		8,691,000	3,059,000
Liability derivatives at fair value		0	0
Fair value		8,691,000	3,059,000
Net notional exposure		$ 8,815,000	$ 0

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.
[2]	Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above includes the Company's best estimate of the present value of future expected claims.
[3]	The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.